Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
Schedule of compensation to key management personnel
($000s)	2020	2019
Compensation of directors:
Directors fees	713	408
Stock-based compensation	1,609	1,011
	2,322	1,419

Compensation of key management personnel:
Salaries and consulting fees	5,269	4,892
Stock-based compensation	5,637	3,506
	10,906	8,398
	13,228	9,817